Summary of significant accounting policies - Revenue recognition - Contract balances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Contract assets	¥ 293,605	¥ 299,095
Contract liabilities	¥ 1,004,818	¥ 565,058
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true